Subsequent Events (Details Narrative) (10k) - USD ($)				1 Months Ended		6 Months Ended
	Mar. 01, 2017	Oct. 07, 2016	Sep. 15, 2016	Oct. 31, 2016	Sep. 30, 2016	Feb. 28, 2017	Feb. 29, 2016	May 24, 2017	Nov. 21, 2016	Oct. 11, 2016	Sep. 26, 2016	Sep. 14, 2016	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Common stock conversion shares value			$ 200,000
Common stock, par value													$ 0.001	$ 0.001	$ 0.001	$ 0.001
Payment of specific expenses			17,500
Repayment of related party debt						$ 50,000
Common stock, shares authorized													70,000,000		70,000,000
Minimum [Member]
Common stock, shares authorized									75,000,000
Maximum [Member]
Common stock, shares authorized									200,000,000
Attorney Trust Account [Member]
Due to related party			$ 217,500							$ 67,500		$ 150,000
Class A Common Stock [Member]
Unregistered restricted shares issued			30,000,000
Common stock, par value						$ 0.001					$ 0.001		$ 0.001
Newly issued shares value		$ 30,000,000	$ 200,000
Common stock, shares authorized						130,000,000			130,000,000				130,000,000
Class B Common Stock [Member]
Unregistered restricted shares issued			6,000,000
Common stock voting rights			which carries a voting weight equal to ten (10) Common Shares
Common stock, par value						$ 0.001					0.001		$ 0.001
Newly issued shares value	$ 40,000,000	$ 6,000,000	$ 200,000
Common stock, shares authorized						6,000,000			6,000,000				6,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued			40,000,000
Common stock, par value						$ 0.001					0.001		$ 0.001
Newly issued shares value			$ 200,000
Common stock, shares authorized						64,000,000			64,000,000				64,000,000
Subsequent Event [Member]
Common stock conversion shares value			200,000
Payment of specific expenses			17,500
Subsequent Event [Member] | Minimum [Member]
Common stock, shares authorized									75,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock, shares authorized									200,000,000
Subsequent Event [Member] | Attorney Trust Account [Member]
Due to related party			$ 217,500							$ 67,500		$ 150,000
Repayment of related party debt				$ 175,557	$ 175,557
Subsequent Event [Member] | Class A Common Stock [Member]
Unregistered restricted shares issued			30,000,000
Common stock, par value											0.001
Newly issued shares value			$ 200,000
Common stock, shares authorized								1,000,000,000	130,000,000
Subsequent Event [Member] | Class B Common Stock [Member]
Unregistered restricted shares issued			6,000,000
Common stock voting rights			Class B Common Stock carries a voting weight equal to ten (10) Common Shares.
Common stock, par value											0.001
Newly issued shares value			$ 200,000
Common stock, shares authorized								500,000,000	6,000,000
Subsequent Event [Member] | Class C Common Stock [Member]
Unregistered restricted shares issued			40,000,000
Common stock, par value											$ 0.001
Newly issued shares value			$ 200,000
Common stock, shares authorized								500,000,000	64,000,000